Shareholder Report, Average Annual Return (Details) 192385_Amplify Mobile Payments ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Digital Payments ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Digital Payments ETF NAV
Average Annual Return, Percent	10.16%	1.23%	9.52%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%